Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS	August 31, 2022 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 98.3%

EQUITY – 33.1%

Aberdeen Standard Global Infrastructure Income Fund	563	$10,522
BlackRock Innovation & Growth Trust	1,257	10,446
Center Coast Brookfield MLP & Energy Infrastructure Fund(a)	146,912	2,622,379
ClearBridge Energy Midstream Opportunity Fund, Inc.	2,113	60,495
ClearBridge MLP & Midstream Total Return Fund, Inc.	187,434	5,617,397
Cushing MLP & Infrastructure Total Return Fund (The)	63,490	2,104,694
Cushing NextGen Infrastructure Income Fund (The)	60,013	2,620,768
Kayne Anderson NextGen Energy & Infrastructure, Inc.	13,548	113,803
Macquarie Global Infrastructure Total Return Fund, Inc.	628	15,361
Neuberger Berman MLP & Energy Income Fund, Inc.	22,066	157,551
Neuberger Berman Next Generation Connectivity Fund, Inc.	482,541	5,211,443
New Ireland Fund, Inc. (The)	35,427	267,120
Principal Real Estate Income Fund	120,762	1,585,605
Salient Midstream & MLP Fund	529,901	4,762,594
Taiwan Fund, Inc. (The)	7,184	181,037
Templeton Emerging Markets Fund	3,479	41,226
Tortoise Energy Independence Fund, Inc.	14,965	484,417
Tortoise Energy Infrastructure Corp.	2,963	101,157
Tortoise Midstream Energy Fund, Inc.	39,670	1,459,459
Tortoise Pipeline & Energy Fund, Inc.	6,196	180,799
Voya Asia Pacific High Dividend Equity Income Fund	5,532	36,235
Voya Emerging Markets High Income Dividend Equity Fund	265,378	1,478,766
Voya Global Advantage and Premium Opportunity Fund	2,000	18,260
Voya Global Equity Dividend and Premium Opportunity Fund	9,313	50,756
Voya Infrastructure Industrials and Materials Fund	63,722	632,759
		29,825,049
FIXED INCOME – 56.9%

Aberdeen Asia-Pacific Income Fund, Inc.	2,637	7,595
Angel Oak Financial Strategies Income Term Trust	54,857	783,907
Apollo Senior Floating Rate Fund, Inc.	4,223	56,081
Apollo Tactical Income Fund, Inc.(a)	226,679	2,949,094

	Number of Shares	Value
CLOSED-END FUNDS (Continued)

FIXED INCOME (Continued)

Ares Dynamic Credit Allocation Fund, Inc.	81,500	$1,064,390
Barings Global Short Duration High Yield Fund	178,715	2,455,544
BlackRock California Municipal Income Trust	56,664	643,703
BlackRock Credit Allocation Income Trust	1,290	14,125
Blackrock ESG Capital Allocation Trust(a)	231,864	3,355,072
Blackstone Strategic Credit Fund	112,407	1,334,271
BNY Mellon High Yield Strategies Fund	183,347	427,199
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	74,203	641,856
Delaware Investments National Municipal Income Fund(a)	624,509	7,600,275
Delaware Ivy High Income Opportunities Fund	9,300	106,578
Eaton Vance New York Municipal Bond Fund	120,883	1,144,762
Ellsworth Growth and Income Fund Ltd.	184,928	1,717,981
First Trust High Income Long/Short Fund(a)	143,286	1,709,402
Invesco Senior Income Trust	11,602	44,784
KKR Income Opportunities Fund	74,368	918,445
MFS High Yield Municipal Trust	25,586	85,713
Morgan Stanley Emerging Markets Debt Fund, Inc.	321,270	2,168,572
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,109,890	4,983,406
Neuberger Berman New York Municipal Fund, Inc.	908	9,363
New America High Income Fund, Inc. (The)	28,925	207,681
Nuveen Core Plus Impact Fund(a)	224,351	2,685,481
Nuveen Mortgage and Income Fund	3,190	53,911
Nuveen New York AMT-Free Quality Municipal Income Fund	57,354	628,600
Nuveen Ohio Quality Municipal Income Fund	53,972	682,206
PGIM Global High Yield Fund, Inc.	4,000	47,080
PGIM High Yield Bond Fund, Inc.	1,989	25,419
PGIM Short Duration High Yield Opportunities Fund	117,751	1,790,993
Pioneer High Income Fund, Inc.	24,033	171,836
Pioneer Municipal High Income Opportunities Fund, Inc.	6,951	83,482
Templeton Global Income Fund(a)	1,161,037	5,398,822
Vertical Capital Income Fund	99,957	949,581
Virtus Convertible & Income Fund II	587,183	1,978,807
Virtus Global Multi-Sector Income Fund	33,000	275,550

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Continued)	August 31, 2022 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS (Continued)

FIXED INCOME (Continued)

Western Asset Diversified Income Fund	140,400	$1,979,640
Western Asset Emerging Markets Debt Fund, Inc.	3,513	32,179
Western Asset High Income Opportunity Fund, Inc.	15,346	61,231
		51,274,617
HYBRID – 8.3%

Blackrock Capital Allocation Trust	78,704	1,156,162
Calamos Long/Short Equity & Dynamic Income Trust	1,580	27,413
Delaware Enhanced Global Dividend & Income Fund	91,680	711,437
Ecofin Sustainable and Social(a)	156,175	2,302,019
First Trust Aberdeen Emerging Opportunity Fund	112,469	1,003,223
Goldman Sachs MLP Energy and Renaissance Fund	1,093	14,548
Nuveen Multi-Asset Income Fund	142,550	1,935,829
Virtus Dividend Interest & Premium Strategy Fund	28,451	348,525
		7,499,156

TOTAL INVESTMENTS – 98.3%
(Cost $92,700,448)		88,598,822
Other Assets in Excess of Liabilities – 1.7%		1,559,991
TOTAL NET ASSETS – 100.0%		$90,158,813

(a)	All or a portion of this security is pledged as collateral for borrowings. As of August 31, 2022, the aggregate value of those securities was $14,889,000, representing 16.5% of net assets.

Saba Closed-End Funds ETF SCHEDULE OF INVESTMENTS (Concluded)	August 31, 2022 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	December 2022	(168)	$(18,685,740)	$(18,617,813)	$67,927
TOTAL FUTURES CONTRACTS			$(18,685,740)	$(18,617,813)	$67,927

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Delaware Investments National Municipal Income Fund(a)	$—	$8,371,639	$—	$(25)	$(771,339)	$—	—	$179,318	$—
High Yield ETF(a)	—	264,871	(243,573)	(21,298)	—	—	—	6,968	—
Total	$—	$8,636,510	$(243,573)	$(21,323)	$(771,339)	$—	—	$186,286	$—

(a)	Security is no longer an affiliated company at period end.